EMPLOYEE BENEFITS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Liabilities (Assets), net	R$ (39,530)	R$ (35,477)
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Present value of defined benefit obligation	3,329,076	3,110,848	R$ 3,151,609
Fair value of plan assets	(3,713,099)	(3,572,869)	(3,584,244)
Deficit(Surplus)	(384,023)	(462,021)	(432,635)
Restriction to actuarial assets due to recovery limitation	367,265	426,544	373,524
Liabilities (Assets), net	R$ (16,758)	R$ (35,477)	R$ (59,111)